PROPERTY AND EQUIPMENT (Schedule Of Property And Equipment) (Detail) (USD $) In Thousands, unless otherwise specified																						9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Field operating equipment [Member]	Dec. 31, 2012 Field operating equipment [Member]	Dec. 31, 2011 Field operating equipment [Member]	Sep. 30, 2013 Vehicles [Member]	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2011 Vehicles [Member]	Sep. 30, 2013 Leasehold improvements [Member]	Dec. 31, 2012 Leasehold improvements [Member]	Dec. 31, 2011 Leasehold improvements [Member]	Sep. 30, 2013 Software [Member]	Dec. 31, 2012 Software [Member]	Dec. 31, 2011 Software [Member]	Sep. 30, 2013 Computer Equipment [Member]	Dec. 31, 2012 Computer Equipment [Member]	Dec. 31, 2011 Computer Equipment [Member]	Sep. 30, 2013 Office Equipment [Member]	Dec. 31, 2012 Office Equipment [Member]	Dec. 31, 2011 Office Equipment [Member]	Sep. 30, 2013 Maximum [Member] Field operating equipment [Member]	Dec. 31, 2012 Maximum [Member] Field operating equipment [Member]	Sep. 30, 2013 Maximum [Member] Vehicles [Member]	Dec. 31, 2012 Maximum [Member] Vehicles [Member]	Sep. 30, 2013 Maximum [Member] Leasehold improvements [Member]	Dec. 31, 2012 Maximum [Member] Leasehold improvements [Member]	Sep. 30, 2013 Maximum [Member] Software [Member]	Dec. 31, 2012 Maximum [Member] Software [Member]	Sep. 30, 2013 Maximum [Member] Computer Equipment [Member]	Dec. 31, 2012 Maximum [Member] Computer Equipment [Member]	Sep. 30, 2013 Maximum [Member] Office Equipment [Member]	Dec. 31, 2012 Maximum [Member] Office Equipment [Member]	Sep. 30, 2013 Minimum [Member] Field operating equipment [Member]	Dec. 31, 2012 Minimum [Member] Field operating equipment [Member]	Sep. 30, 2013 Minimum [Member] Vehicles [Member]	Dec. 31, 2012 Minimum [Member] Vehicles [Member]	Sep. 30, 2013 Minimum [Member] Leasehold improvements [Member]	Dec. 31, 2012 Minimum [Member] Leasehold improvements [Member]	Sep. 30, 2013 Minimum [Member] Software [Member]	Dec. 31, 2012 Minimum [Member] Software [Member]	Sep. 30, 2013 Minimum [Member] Computer Equipment [Member]	Dec. 31, 2012 Minimum [Member] Computer Equipment [Member]	Sep. 30, 2013 Minimum [Member] Office Equipment [Member]	Dec. 31, 2012 Minimum [Member] Office Equipment [Member]
Property, Plant and Equipment	$ 92,556	$ 91,686	$ 50,979	$ 82,192	$ 82,798	$ 41,892	$ 3,599	$ 2,408	$ 2,632	$ 465	$ 473	$ 182	$ 1,141	$ 1,063	$ 1,090	$ 4,320	$ 4,080	$ 4,280	$ 839	$ 864	$ 903
Less: Accumulated depreciation and amortization	(30,919)	(21,230)	(9,911)		(5,067)	(342)
Total	$ 61,637	$ 70,456	$ 41,068		$ 28,763	$ 26,035
Estimated Useful Life																						10 years	10 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	3 years	3 years	3 years	3 years	2 years	2 years	3 years	3 years	3 years	3 years	3 years	3 years